Employee Benefits (Schedule of Post-Employment Benefit Plans - Defined Contribution Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Amount recognized as expense in respect of defined contribution plan	$ 462	$ 368	$ 243